Document and Entity Information	9 Months Ended
Sep. 30, 2014
Entity Registrant Name	Jones Energy, Inc.
Entity Central Index Key	0001573166
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31